Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 4,397	$ 8,889
Restricted cash	345	1,550
Accounts receivable trade, net	3,518	3,626
Inventories	8,252	4,797
Prepaid expenses and other current assets	978	636
Vessels held for sale	22,660	0
Deferred voyage expenses	1,954	0
Total current assets	42,104	19,498
Fixed assets:
Vessels, net	217,086	254,730
Advances for vessels acquisitions and other costs	2,870	0
Other fixed assets, net	533	0
Right of use asset - leases	626	0
Total fixed assets	221,115	254,730
Other non-current assets:
Deposits assets, non-current	1,325	0
Deferred charges, non-current	420	846
Restricted cash, non-current	500	600
Other non-current assets	30	31
TOTAL ASSETS	265,494	275,705
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs of $563 and $362, respectively	20,392	19,216
Current portion of convertible promissory notes	1,775	0
Trade accounts and other payables	15,177	8,778
Due to related parties	7,898	0
Accrued liabilities	4,034	4,725
Lease liability	36	0
Deferred revenue	154	1,741
Total current liabilities	49,466	34,460
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs of $1,067 and $1,067, respectively	172,287	175,805
Due to related parties, non-current	11,450	17,342
Long-term portion of convertible promissory notes	8,344	6,785
Lease liability, non-current	590	0
Total liabilities	242,137	234,392
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at September 30, 2018 and December 31, 2017; 38,193,348 and 36,979,346 shares issued and outstanding as at September 30, 2018 and December 31, 2017, respectively	3	3
Additional paid-in capital	384,224	383,007
Accumulated deficit	(360,870)	(341,697)
Total Stockholders' equity	23,357	41,313
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 265,494	$ 275,705